Summary of Significant Accounting Policies - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ 7,211	$ 994
Unrealized gains on available-for-sale securities, net of tax of $36	62
Minimum pension liability, net of tax of $207 and $300, respectively	(483)	1,001
Accumulated other comprehensive income	$ 6,790	$ 1,995